Average Annual Total Returns - Popular Total Return Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Target Risk Growth Index (Reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.73%	6.16%	6.39%
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.56%	13.10%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.40%	4.66%	5.88%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	6.02%	4.38%	5.54%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	3.78%	3.48%	4.22%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.42%	4.60%	5.46%
Class I Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	[3]	0.00%	0.00%	0.00%

[1]

Returns after taxes are calculated using the historical highest individual federal marginal income tax rates. After-tax returns do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only, and the after-tax returns for Class C Shares, Class I Institutional Shares will vary.

[2]	Returns After Taxes are not indicative of a typical shareholder’s experience, as shareholders are generally Puerto Rico residents not subject to U.S. federal tax.
[3]

There are no Class I Institutional Shares outstanding as of the date of this prospectus. The returns for Class I Institutional Shares would have been substantially similar to the annual returns shown for Class A Shares because Class I Institutional Shares are invested in the same portfolio of securities as Class A Shares and the annual returns would differ only to the extent that the Classes do not have the same expenses.